Inventories, Net	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories, Net

Note E: Inventories, Net

December 31

(add 000)	2015	2014
Finished products	$433,649	$413,766
Products in process and raw materials	55,194	65,250
Supplies and expendable parts	110,882	125,092
	599,725	604,108
Less allowances	(130,584)	(119,189)
Total	$469,141	$484,919